Note 14 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss) Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ (814)	$ 1,601	$ 1,821
Interest Rate Swap [Member]
Derivative instruments, changes in fair value	(1,332)	(841)	404
Interest rate swaps– realized gain/(loss)	(25)	139	0
The 2014 Warrants [Member]
Derivative instruments, changes in fair value	0	1,915	1,417
Class B Warrants [Member]
Derivative instruments, changes in fair value	$ 543	$ 388	$ 0